Accounting Policies - Schedule of Estimated Useful Lives for Current and Comparative Periods (Details)	12 Months Ended
Dec. 31, 2024
Software [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful life in years	3 years
ChargeBox (CBX) [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful life in years	7 years
ChargePost (CPT) [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful life in years	7 years